UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM
N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22127
Columbia Funds Variable Series Trust II
(Exact name of registrant as specified in charter)

290 Congress Street
Boston, MA 02210
(Address of principal executive offices) (Zip code)

Michael G. Clarke
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

Ryan C. Larrenaga, Esq.
c/o Columbia Management Investment Advisers, LLC
290 Congress Street
Boston, MA 02210

(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 345-6611
Date of fiscal year end:
Last Day of

December
Date of reporting period:
December 31, 2024
Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100

F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.
Item 1. Reports to Stockholders
Explanatory Note: The Registrant is filing this amendment to its Form N-CSR for the reporting period ended
December 31, 2024, originally filed with the Securities and Exchange Commission on March 5, 2025 (Accession Number 0001145549-25-016369). The purpose of this amendment is to revise parts of Item 7 - Financial Statements and Financial Highlights for Open-End Management Investment Companies. The incorrect draft version of Item 7 was inadvertently used in the creation of HTML rather than the final approved signed version which included the financial statements and audit report in the Form N-CSR filing. The N-CSR content required to be available on a website was correctly posted using the final approved version of Item 7 and did not require any changes. This amendment has updated item 7 to include the final approved signed version of the financial statements and audit report.
The signature page and certification dates have also been updated to the amendment date. Except as set forth above, this amendment does not amend, update or change any other items or disclosures found in the original Form N-CSR filing.
CTIVP
®
– T. Rowe Price Large Cap Value Fund
Class 1
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about CTIVP
®
– T. Rowe Price Large Cap Value Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 1	$ 75	0.70%
Management's Discussion of Fund Performance
The performance of Class 1 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, materials and information technology sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Underweights to the materials, consumer discretionary and real estate sectors positively impacted relative performance.
Individual holdings
| Positions in Fiserv, Inc., a provider of financial services technology, QUALCOMM, Inc., a wireless technology provider and Wells Fargo & Co., a financial services company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
Selection in the health care,
industrials
and real estate sectors detracted from the Fund’s relative results during the annual period.
Allocations
| Overweights to the health care, energy and information technology sectors detracted from relative performance.
Individual holdings
| Positions in Elevance Health, Inc., a managed health care provider, Weyerhaeuser Co., a forest products company and TotalEnergies SE, a global integrated energy company, were among the top detractors. Not holding JPMorgan Chase & Co. also detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 1 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 1 (a)	11.94	8.44	7.71
Russell 1000 ® Value Index	14.37	8.68	8.49
Russell 1000 ® Index (b)	24.51	14.28	12.87
(a)
The Fund’s performance prior to November 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 2,007,172,315
Total number of portfolio holdings	81
Management services fees (represents 0.68% of Fund average net assets)	$ 12,514,230
Portfolio turnover for the reporting period	41%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Wells Fargo & Co.	2.7%
Kenvue, Inc.	2.6%
Fiserv, Inc.	2.5%
Chubb Ltd.	2.5%
Bank of America Corp.	2.5%
Hartford Financial Services Group, Inc. (The)	2.3%
Charles Schwab Corp. (The)	2.2%
L3Harris Technologies, Inc.	2.1%
Elevance Health, Inc.	2.0%
Exxon Mobil Corp.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its prospectus, financial information, holdings
, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose Value
CTIVP
®
– T. Rowe Price Large Cap Value Fund | Class 1

|

ASR7036_01_12_D01_(02/25)

CTIVP
®
– T. Rowe Price Large Cap Value Fund
Class 2
Annual Shareholder Report | December 31, 2024
This annual shareholder report contains important information about CTIVP
®
– T. Rowe Price Large Cap Value Fund (the Fund) for the period of January 1, 2024 to December 31, 2024. You can find additional information about the Fund at
columbiathreadneedleus.com/resources/literature
. You can also request more information by contacting us at
1-800-345-6611.
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class 2	$ 101	0.95%
Management's Discussion of Fund Performance
The performance of Class 2 shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the consumer staples, materials and information technology sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Underweights to the materials, consumer discretionary and real estate sectors positively impacted relative performance.
Individual holdings
| Positions in Fiserv, Inc., a provider of financial services technology, QUALCOMM, Inc., a wireless technology provider and Wells Fargo & Co., a financial services company, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
Selection in the health care,
industrials
and real estate sectors detracted from the Fund’s relative results during the annual period.
Allocations
| Overweights to the health care, energy and information technology sectors detracted from relative performance.
Individual holdings
| Positions in Elevance Health, Inc., a managed health care provider, Weyerhaeuser Co., a forest products company and TotalEnergies SE, a global integrated energy company, were among the top detractors. Not holding JPMorgan Chase & Co. also detracted from relative performance.
Fund Performance
The following shows the change in value of a hypothetical $10,000 investment in Class 2 shares of the Fund during the stated time period.
Growth of $10,000
Average Annual Total Returns (%)	1 year	5 years	10 years
Class 2 (a)	11.68	8.18	7.44
Russell 1000 ® Value Index	14.37	8.68	8.49
Russell 1000 ® Index (b)	24.51	14.28	12.87
(a)
The Fund’s performance prior to November 2016 reflects returns achieved by one or more different subadviser(s) that managed the Fund according to different principal investment strategies. If the Fund’s current subadviser and strategies had been in place for the prior periods, results shown may have been different.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 1000
®
Index, a broad-based performance index, as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

Past performance does not guarantee future performance.
Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares. Performance results reflect the effect of any fee waivers/expense reimbursements, if applicable. All results shown assume reinvestment of distributions. Visit
columbiathreadneedleus.com/investment-products/variable-products for more recent performance information.
Key Fund
Statistics
Fund net assets	$ 2,007,172,315
Total number of portfolio holdings	81
Management services fees (represents 0.68% of Fund average net assets)	$ 12,514,230
Portfolio turnover for the reporting period	41%
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
Wells Fargo & Co.	2.7%
Kenvue, Inc.	2.6%
Fiserv, Inc.	2.5%
Chubb Ltd.	2.5%
Bank of America Corp.	2.5%
Hartford Financial Services Group, Inc. (The)	2.3%
Charles Schwab Corp. (The)	2.2%
L3Harris Technologies, Inc.	2.1%
Elevance Health, Inc.	2.0%
Exxon Mobil Corp.	2.0%
Asset Categories
Equity Sector Allocation
Availability of Additional Information
For additional information about the Fund, including its
prospectus
, financial information, holdings, federal tax information and proxy voting information, visit the Fund’s website included at the beginning of this report or scan the QR code below.
Columbia Variable funds are distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC. Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved.
© 2025 Columbia Management Investment Advisers, LLC.
Not FDIC or NCUA Insured • No Financial Institution Guarantee • May Lose
Value
CTIVP
®
– T. Rowe Price Large Cap Value Fund | Class 2

|

ASR7036_02_12_D01_(02/25)

Item 2. Code of Ethics.

The registrant has adopted a code of ethics (the “Code”) that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. During the period covered by this report, there were not any amendments to a provision of the Code that relates to any element of the code of ethics definition enumerated in paragraph (b) of Item 2 of Form N-CSR. During the period covered by this report, there were no waivers, including any implicit waivers, from a provision of the Code that relates to one or more of the items set forth in paragraph (b) of Item 2 of Form N-CSR. A copy of the Code is attached hereto.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees has determined that J. Kevin Connaughton, Brian J. Gallagher, Douglas A. Hacker, David M. Moffett and Sandra L. Yeager qualify as “audit committee financial experts,” as such term is defined in Form N-CSR. Mr. Connaughton, Mr. Gallagher, Mr. Hacker, Mr. Moffett and Ms. Yeager, are also each “independent” members of the Audit Committee pursuant to paragraph (a)(2) of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The Registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for the series of the relevant registrant whose reports to shareholders are included in this annual filing.

	Amount billed to the registrant ($)		Amount billed to the registrant's investment advisor ($)
	December 31, 2024	December 31, 2023	December 31, 2024	December 31, 2023
Audit fees (a)	31,493	30,090	0	0
Audit-related fees (b)	0	0	0	0
Tax fees (c)	14,548	14,000	0	0
All other fees (d)	0	0	0	0
Non-audit fees (g)	0	0	581,000	577,000

(a)    Audit Fees include amounts related to the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

(b)    Audit-Related Fees include amounts for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported in Audit Fees above.

(c)    Tax Fees include amounts for the review of annual tax returns, the review of required shareholder distribution calculations and typically include amounts for professional services by the principal accountant for tax compliance, tax advice, tax planning and foreign tax filings, if applicable.

(d)    All Other Fees include amounts for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) above and typically include SOC-1 reviews.

(e)(1) Audit Committee Pre-Approval Policies and Procedures
The registrant’s Audit Committee is required to pre-approve the engagement of the registrant’s independent auditors to provide audit and non-audit services to the registrant and non-audit services to its investment adviser (excluding any sub-adviser whose role is primarily portfolio management and is sub-contracted or overseen by another investment adviser (the “Adviser”) or any entity controlling, controlled by or under common control with the Adviser that provides ongoing services to the Fund (a “Control Affiliate”) if the engagement relates directly to the operations and financial reporting of the registrant.

The Audit Committee has adopted a Policy for Engagement of Independent Auditors for Audit and Non-Audit Services (the “Policy”). The Policy sets forth the understanding of the Audit Committee regarding the engagement of the registrant’s independent accountants to provide (i) audit and permissible audit-related, tax and other services to the registrant (“Fund Services”); (ii) non-audit services to the registrant’s Adviser and any Control Affiliates, that relates directly to the operations and financial reporting of a Fund (“Fund-related Adviser Services”); and (iii) certain other audit and non-audit services to the registrant’s Adviser and its Control Affiliates. A service will require specific pre-approval by the Audit Committee if it is to be provided by the Fund’s independent auditor; provided, however, that pre-approval of non-audit services to the Fund, the Adviser or Control Affiliates may be waived if certain de minimis requirements set forth in the SEC’s rules are met.

Under the Policy, the Audit Committee may delegate pre-approval authority to any pre-designated member or members who are independent board members.  The member(s) to whom such authority is delegated must report, for informational purposes only, any pre-approval decisions to the Audit Committee at its next regular meeting. The Audit Committee's responsibilities with respect to the pre-approval of services performed by the independent auditor may not be delegated to management.

On an annual basis, at a regularly scheduled Audit Committee meeting, the Fund’s Treasurer or other Fund officer shall submit to the Audit Committee a schedule of the types of Fund Services and Fund-related Adviser Services that are subject to specific pre-approval. This schedule will provide a description of each type of service that is subject to specific pre-approval, along with total projected fees for each service.  The pre-approval will generally cover a one-year period. The Audit Committee will review and approve the types of services and the projected fees for the next one-year period and may add to, or subtract from, the list of pre-approved services from time to time, based on subsequent determinations.  This specific approval acknowledges that the Audit Committee is in agreement with the specific types of services that the independent auditor will be permitted to perform and the projected fees for each service.

The Fund’s Treasurer or other Fund officer shall report to the Audit Committee at each of its regular meetings regarding all Fund Services or Fund-related Adviser Services provided since the last such report was rendered, including a description of the services, by category, with forecasted fees for the annual reporting period, proposed changes requiring specific pre-approval and a description of services provided by the independent auditor, by category, with actual fees during the current reporting period.

(e)(2) None, or 0%, of the Audit-Related Fees, Tax Fees and All Other Fees paid by the Fund or affiliated entities relating directly to the operations and financial reporting of the Registrant disclosed above were approved by the audit committee pursuant to paragraphs (c)(7)(i)(C) of Rule 2-01 of Regulation S-X (which permits audit committee approval after the start of the engagement with respect to services other than audit, review or attest services, if certain conditions are satisfied).

(f)    Not applicable.

(g)    The aggregate non-audit fees billed by the registrant’s accountant for services rendered to the registrant and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant.

(h)    The registrant’s Audit Committee of the Board of Directors has considered whether the provision of non-audit services that were rendered to the registrant’s adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X, is compatible with maintaining the principal accountant’s independence.

(i)    Not applicable.

(j)    Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) The registrant’s “Schedule I – Investments in securities of unaffiliated issuers” (as set forth in 17 CFR 210.12-12) is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

CTIVP® – T. Rowe Price Large Cap Value Fund
Annual Financial Statements and Additional Information
December 31, 2024
Please remember that you may not buy (nor will you own) shares of the Fund directly. The Fund is available through variable annuity contracts and variable life insurance policies offered by the separate accounts of participating insurance companies as well as qualified pension and retirement plans. Please contact your financial advisor or insurance representative for more information.

Not FDIC or NCUA Insured	No Financial Institution Guarantee	May Lose Value

CTIVP® – T. Rowe Price Large Cap Value Fund | 2024

Portfolio of Investments
December 31, 2024
(Percentages represent value of investments compared to net assets)
Investments in securities

Common Stocks 98.9%
Issuer	Shares	Value ($)
Communication Services 3.6%
Entertainment 1.2%
Walt Disney Co. (The)	220,663	24,570,825
Media 2.4%
Comcast Corp., Class A	542,589	20,363,365
News Corp., Class A	1,009,982	27,814,905
Total		48,178,270
Total Communication Services		72,749,095
Consumer Discretionary 2.1%
Hotels, Restaurants & Leisure 1.3%
Las Vegas Sands Corp.	485,870	24,954,283
Specialty Retail 0.8%
Home Depot, Inc. (The)	43,095	16,763,524
Total Consumer Discretionary		41,717,807
Consumer Staples 9.2%
Beverages 0.6%
Coca-Cola Co. (The)	210,535	13,107,909
Consumer Staples Distribution & Retail 1.4%
Walmart, Inc.	317,104	28,650,346
Food Products 0.7%
ConAgra Foods, Inc.	500,728	13,895,202
Household Products 2.3%
Colgate-Palmolive Co.	200,259	18,205,546
Kimberly-Clark Corp.	219,921	28,818,448
Total		47,023,994
Personal Care Products 2.6%
Kenvue, Inc.	2,415,647	51,574,063
Tobacco 1.6%
Philip Morris International, Inc.	261,025	31,414,359
Total Consumer Staples		185,665,873
Energy 9.1%
Energy Equipment & Services 0.8%
Schlumberger NV	395,345	15,157,527
Common Stocks (continued)
Issuer	Shares	Value ($)
Oil, Gas & Consumable Fuels 8.3%
ConocoPhillips Co.	391,098	38,785,189
EOG Resources, Inc.	117,093	14,353,260
EQT Corp.	558,590	25,756,585
Exxon Mobil Corp.	367,040	39,482,493
Suncor Energy, Inc.	542,936	19,371,956
TotalEnergies SE, ADR	294,467	16,048,451
Williams Companies, Inc. (The)	244,446	13,229,418
Total		167,027,352
Total Energy		182,184,879
Financials 23.4%
Banks 9.6%
Bank of America Corp.	1,136,052	49,929,485
Citigroup, Inc.	435,036	30,622,184
Fifth Third Bancorp	319,309	13,500,385
Huntington Bancshares, Inc.	1,407,254	22,896,023
U.S. Bancorp	446,699	21,365,613
Wells Fargo & Co.	789,954	55,486,369
Total		193,800,059
Capital Markets 2.2%
Charles Schwab Corp. (The)	584,593	43,265,728
Financial Services 4.1%
Equitable Holdings, Inc.	662,285	31,239,983
Fiserv, Inc.(a)	248,235	50,992,434
Total		82,232,417
Insurance 7.5%
American International Group, Inc.	370,201	26,950,633
Chubb Ltd.	183,720	50,761,836
Hartford Financial Services Group, Inc. (The)	419,177	45,857,964
MetLife, Inc.	335,203	27,446,421
Total		151,016,854
Total Financials		470,315,058
Health Care 15.2%
Biotechnology 0.3%
Biogen, Inc.(a)	34,000	5,199,280
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Health Care Equipment & Supplies 4.5%
Baxter International, Inc.	591,092	17,236,243
Becton Dickinson & Co.	168,086	38,133,671
Zimmer Biomet Holdings, Inc.	331,589	35,025,746
Total		90,395,660
Health Care Providers & Services 5.2%
Cigna Group (The)	35,980	9,935,517
CVS Health Corp.	373,971	16,787,558
Elevance Health, Inc.	110,831	40,885,556
UnitedHealth Group, Inc.	74,624	37,749,297
Total		105,357,928
Life Sciences Tools & Services 1.5%
Thermo Fisher Scientific, Inc.	59,177	30,785,651
Pharmaceuticals 3.7%
AstraZeneca PLC, ADR	182,704	11,970,766
Johnson & Johnson	230,714	33,365,859
Sanofi SA, ADR	296,041	14,278,057
Viatris, Inc.	1,130,578	14,075,696
Total		73,690,378
Total Health Care		305,428,897
Industrials 17.7%
Aerospace & Defense 4.1%
Boeing Co. (The)(a)	68,939	12,202,203
General Electric Co.	167,837	27,993,533
L3Harris Technologies, Inc.	205,506	43,213,802
Total		83,409,538
Air Freight & Logistics 1.6%
United Parcel Service, Inc., Class B	262,616	33,115,878
Electrical Equipment 1.7%
GE Vernova, Inc.	29,170	9,594,888
Rockwell Automation, Inc.	83,229	23,786,016
Total		33,380,904
Ground Transportation 2.8%
Norfolk Southern Corp.	141,732	33,264,500
Union Pacific Corp.	97,142	22,152,262
Total		55,416,762
Common Stocks (continued)
Issuer	Shares	Value ($)
Industrial Conglomerates 1.9%
Honeywell International, Inc.	93,473	21,114,616
Siemens AG, ADR	172,892	16,731,623
Total		37,846,239
Machinery 4.9%
AGCO Corp.	201,700	18,854,916
Cummins, Inc.	92,325	32,184,495
Fortive Corp.	207,316	15,548,700
Stanley Black & Decker, Inc.	395,179	31,728,922
Total		98,317,033
Passenger Airlines 0.7%
Southwest Airlines Co.	412,966	13,883,917
Total Industrials		355,370,271
Information Technology 7.0%
Electronic Equipment, Instruments & Components 1.1%
TE Connectivity PLC	151,012	21,590,186
IT Services 1.3%
Accenture PLC, Class A	74,989	26,380,380
Semiconductors & Semiconductor Equipment 3.0%
Intel Corp.	384,168	7,702,569
Micron Technology, Inc.	150,767	12,688,551
QUALCOMM, Inc.	154,460	23,728,145
Texas Instruments, Inc.	80,536	15,101,305
Total		59,220,570
Software 1.1%
Adobe, Inc.(a)	11,000	4,891,480
Microsoft Corp.	42,433	17,885,509
Total		22,776,989
Technology Hardware, Storage & Peripherals 0.5%
Western Digital Corp.(a)	159,971	9,539,071
Total Information Technology		139,507,196
Materials 2.7%
Chemicals 1.4%
CF Industries Holdings, Inc.	192,071	16,387,498
RPM International, Inc.	92,905	11,432,889
Total		27,820,387
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Common Stocks (continued)
Issuer	Shares	Value ($)
Containers & Packaging 1.3%
International Paper Co.	498,681	26,839,011
Total Materials		54,659,398
Real Estate 4.2%
Industrial REITs 0.9%
Rexford Industrial Realty, Inc.	450,925	17,432,760
Residential REITs 1.7%
AvalonBay Communities, Inc.	156,604	34,448,182
Specialized REITs 1.6%
Weyerhaeuser Co.	1,166,340	32,832,471
Total Real Estate		84,713,413
Utilities 4.7%
Electric Utilities 1.4%
Southern Co. (The)	335,818	27,644,538
Multi-Utilities 3.3%
Ameren Corp.	384,054	34,234,573
Dominion Energy, Inc.	156,026	8,403,560
Sempra	268,782	23,577,557
Total		66,215,690
Total Utilities		93,860,228
Total Common Stocks (Cost $1,766,772,850)		1,986,172,115

Money Market Funds 0.9%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 4.573%(b),(c)	17,856,334	17,852,763
Total Money Market Funds (Cost $17,852,921)		17,852,763
Total Investments in Securities (Cost: $1,784,625,771)		2,004,024,878
Other Assets & Liabilities, Net		3,147,437
Net Assets		2,007,172,315
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	The rate shown is the seven-day current annualized yield at December 31, 2024.
(c)
As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. The value of the holdings and transactions in these affiliated companies during the year ended December 31, 2024 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 4.573%
	24,438,517	479,531,895	(486,116,870)	(779)	17,852,763	(568)	1,188,108	17,856,334
Abbreviation Legend
ADR	American Depositary Receipt
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Fair value measurements
The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset’s or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.
Fair value inputs are summarized in the three broad levels listed below:
■
 Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date.  Valuation adjustments are not applied to Level 1 investments.
■
 Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
■
 Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).
Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.
Values of foreign equity securities actively traded in markets where there is a significant delay in the local close relative to the New York Stock Exchange may include an adjustment to reflect the impact of market movements following the close of local trading, as described in Note 2 to the financial statements – Security valuation. When such adjustments have been made, the foreign equity securities are classified as Level 2.
Investments falling into the Level 3 category, if any, are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.
The Fund’s Board of Trustees (the Board) has designated the Investment Manager, through its Valuation Committee (the Committee), as valuation designee, responsible for determining the fair value of the assets of the Fund for which market quotations are not readily available using valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.
The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. Representatives of Columbia Management Investment Advisers, LLC report to the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.
The following table is a summary of the inputs used to value the Fund’s investments at December 31, 2024:
	Level 1 ($)	Level 2 ($)	Level 3 ($)	Total ($)
Investments in Securities
Common Stocks
Communication Services	72,749,095	—	—	72,749,095
Consumer Discretionary	41,717,807	—	—	41,717,807
Consumer Staples	185,665,873	—	—	185,665,873
Energy	182,184,879	—	—	182,184,879
Financials	470,315,058	—	—	470,315,058
Health Care	305,428,897	—	—	305,428,897
Industrials	338,638,648	16,731,623	—	355,370,271
Information Technology	139,507,196	—	—	139,507,196
Materials	54,659,398	—	—	54,659,398
Real Estate	84,713,413	—	—	84,713,413
Utilities	93,860,228	—	—	93,860,228
Total Common Stocks	1,969,440,492	16,731,623	—	1,986,172,115
Money Market Funds	17,852,763	—	—	17,852,763
Total Investments in Securities	1,987,293,255	16,731,623	—	2,004,024,878
See the Portfolio of Investments for all investment classifications not indicated in the table.
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

Portfolio of Investments (continued)
December 31, 2024
Fair value measurements   (continued)
The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets. These assets include certain foreign securities for which a third party statistical pricing service may be employed for purposes of fair market valuation. The model utilized by such third party statistical pricing service takes into account a security’s correlation to available market data including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable.
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

Statement of Assets and Liabilities
December 31, 2024

Assets
Investments in securities, at value
Unaffiliated issuers (cost $1,766,772,850)	$1,986,172,115
Affiliated issuers (cost $17,852,921)	17,852,763
Receivable for:
Investments sold	8,313,118
Capital shares sold	12,703
Dividends	3,059,553
Foreign tax reclaims	24,465
Prepaid expenses	9,946
Total assets	2,015,444,663
Liabilities
Payable for:
Investments purchased	7,988,110
Capital shares redeemed	14,237
Management services fees	37,110
Distribution and/or service fees	354
Service fees	3,228
Compensation of chief compliance officer	315
Compensation of board members	998
Other expenses	23,933
Deferred compensation of board members	204,063
Total liabilities	8,272,348
Net assets applicable to outstanding capital stock	$2,007,172,315
Represented by
Trust capital	$2,007,172,315
Total - representing net assets applicable to outstanding capital stock	$2,007,172,315
Class 1
Net assets	$1,955,228,939
Shares outstanding	49,781,876
Net asset value per share	$39.28
Class 2
Net assets	$51,943,376
Shares outstanding	1,371,804
Net asset value per share	$37.87
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

Statement of Operations
Year Ended December 31, 2024

Net investment income
Income:
Dividends — unaffiliated issuers	$42,968,911
Dividends — affiliated issuers	1,188,108
Interfund lending	57
Foreign taxes withheld	(773,807)
Total income	43,383,269
Expenses:
Management services fees	12,514,230
Distribution and/or service fees
Class 2	130,637
Service fees	34,203
Custodian fees	15,868
Printing and postage fees	14,025
Accounting services fees	31,651
Legal fees	32,088
Interest on interfund lending	244
Compensation of chief compliance officer	320
Compensation of board members	28,601
Deferred compensation of board members	49,622
Other	75,017
Total expenses	12,926,506
Net investment income	30,456,763
Realized and unrealized gain (loss) — net
Net realized gain (loss) on:
Investments — unaffiliated issuers	140,520,671
Investments — affiliated issuers	(568)
Foreign currency translations	(3,681)
Net realized gain	140,516,422
Net change in unrealized appreciation (depreciation) on:
Investments — unaffiliated issuers	18,131,937
Investments — affiliated issuers	(779)
Net change in unrealized appreciation (depreciation)	18,131,158
Net realized and unrealized gain	158,647,580
Net increase in net assets resulting from operations	$189,104,343
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

Statement of Changes in Net Assets

	Year Ended December 31, 2024	Year Ended December 31, 2023
Operations
Net investment income	$30,456,763	$35,390,914
Net realized gain	140,516,422	50,206,558
Net change in unrealized appreciation (depreciation)	18,131,158	78,026,111
Net increase in net assets resulting from operations	189,104,343	163,623,583
Increase (decrease) in net assets from capital stock activity	53,630,268	(228,164,561)
Total increase (decrease) in net assets	242,734,611	(64,540,978)
Net assets at beginning of year	1,764,437,704	1,828,978,682
Net assets at end of year	$2,007,172,315	$1,764,437,704

	Year Ended		Year Ended
	December 31, 2024		December 31, 2023
	Shares	Dollars ($)	Shares	Dollars ($)
Capital stock activity
Class 1
Shares sold	7,288,724	304,054,832	285,890	9,043,510
Shares redeemed	(6,406,964)	(247,971,699)	(7,027,382)	(234,593,116)
Net increase (decrease)	881,760	56,083,133	(6,741,492)	(225,549,606)
Class 2
Shares sold	87,303	3,207,577	96,039	2,992,210
Shares redeemed	(153,124)	(5,660,442)	(179,398)	(5,607,165)
Net decrease	(65,821)	(2,452,865)	(83,359)	(2,614,955)
Total net increase (decrease)	815,939	53,630,268	(6,824,851)	(228,164,561)
The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

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CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

Financial Highlights
The following table is intended to help you understand the Fund’s financial performance. Certain information reflects financial results for a single share of a class held for the periods shown. Per share net investment income (loss) amounts are calculated based on average shares outstanding during the period. Total return assumes reinvestment of all dividends and distributions, if any. Total return does not reflect any fees and expenses imposed under your Contract and/or Qualified Plan, as applicable; such fees and expenses would reduce the total returns for all periods shown. Total return and portfolio turnover are not annualized for periods of less than one year. The ratios of expenses and net investment income are annualized for periods of less than one year. The portfolio turnover rate is calculated without regard to purchase and sales transactions of short-term instruments and certain derivatives, if any. If such transactions were included, the Fund’s portfolio turnover rate may be higher.
	Net asset value, beginning of period	Net investment income	Net realized and unrealized gain (loss)	Total from investment operations
Class 1
Year Ended 12/31/2024	$35.09	0.64	3.55	4.19
Year Ended 12/31/2023	$32.02	0.68	2.39	3.07
Year Ended 12/31/2022	$33.69	0.54	(2.21)	(1.67)
Year Ended 12/31/2021	$26.89	0.44	6.36	6.80
Year Ended 12/31/2020	$26.19	0.50	0.20 (d)	0.70
Class 2
Year Ended 12/31/2024	$33.91	0.53	3.43	3.96
Year Ended 12/31/2023	$31.03	0.58	2.30	2.88
Year Ended 12/31/2022	$32.72	0.46	(2.15)	(1.69)
Year Ended 12/31/2021	$26.19	0.35	6.18	6.53
Year Ended 12/31/2020	$25.56	0.44	0.19 (d)	0.63

Notes to Financial Highlights
(a)
In addition to the fees and expenses that the Fund bears directly, the Fund indirectly bears a pro rata share of the fees and expenses of any other funds in which it invests. Such indirect expenses are not included in the Fund’s reported expense ratios.

(b)	Total net expenses include the impact of certain fee waivers/expense reimbursements made by the Investment Manager and certain of its affiliates, if applicable.
(c)	Ratios include interfund lending expense which is less than 0.01%.
(d)
Calculation of the net gain (loss) per share (both realized and unrealized) does not correlate to the aggregate realized and unrealized gain (loss) presented in the Statement of Operations due to timing of Fund shares sold and redeemed in relation to fluctuations in the market value of the portfolio.

The accompanying Notes to Financial Statements are an integral part of this statement.

CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

Financial Highlights (continued)

	Net asset value, end of period	Total return	Total gross expense ratio to average net assets(a)	Total net expense ratio to average net assets(a),(b)	Net investment income ratio to average net assets	Portfolio turnover	Net assets, end of period (000’s)
Class 1
Year Ended 12/31/2024	$39.28	11.94%	0.70% (c)	0.70% (c)	1.66%	41%	$1,955,229
Year Ended 12/31/2023	$35.09	9.59%	0.70%	0.70%	2.10%	30%	$1,715,688
Year Ended 12/31/2022	$32.02	(4.96% )	0.69%	0.69%	1.69%	30%	$1,781,787
Year Ended 12/31/2021	$33.69	25.29%	0.68%	0.68%	1.40%	32%	$2,241,102
Year Ended 12/31/2020	$26.89	2.67%	0.70% (c)	0.70% (c)	2.20%	37%	$1,608,218
Class 2
Year Ended 12/31/2024	$37.87	11.68%	0.95% (c)	0.95% (c)	1.41%	41%	$51,943
Year Ended 12/31/2023	$33.91	9.28%	0.95%	0.95%	1.86%	30%	$48,750
Year Ended 12/31/2022	$31.03	(5.17% )	0.94%	0.94%	1.48%	30%	$47,191
Year Ended 12/31/2021	$32.72	24.93%	0.93%	0.93%	1.14%	32%	$42,318
Year Ended 12/31/2020	$26.19	2.47%	0.96% (c)	0.96% (c)	1.96%	37%	$30,153
The accompanying Notes to Financial Statements are an integral part of this statement.
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

Notes to Financial Statements
December 31, 2024
Note 1. Organization
CTIVP® – T. Rowe Price Large Cap Value Fund (the Fund), a series of Columbia Funds Variable Series Trust II (the Trust), is a diversified fund. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.
Fund shares
The Trust may issue an unlimited number of shares (without par value). The Fund offers Class 1 and Class 2 shares to separate accounts funding variable annuity contracts and variable life insurance policies (collectively, Contracts) issued by affiliated and unaffiliated life insurance companies (Participating Insurance Companies) as well as qualified pension and retirement plans (Qualified Plans) and other qualified institutional investors (Qualified Investors) authorized by Columbia Management Investment Distributors, Inc. (the Distributor). You may not buy (nor will you own) shares of the Fund directly. You may invest by participating in a Qualified Plan or by buying a Contract and making allocations to the Fund. Although all share classes generally have identical voting, dividend and liquidation rights, each share class votes separately when required by the Trust’s organizational documents or by law. Different share classes pay different net investment income distribution amounts to the extent the expenses of such share classes differ, and distributions in liquidation will be proportional to the net asset value of each share class. Each share class has its own cost structure and other features.
Note 2. Summary of significant accounting policies
Basis of preparation
The Fund is an investment company that applies the accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946, Financial Services - Investment Companies (ASC 946). The financial statements are prepared in accordance with U.S. generally accepted accounting principles (GAAP), which requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.
The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements.
Segment reporting
In this reporting period, the Fund adopted FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures (ASU 2023-07). Adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or its results of operations. The intent of the ASU 2023-07 is to enable investors to better understand an entity’s overall performance and to assess its potential future cash flows through improved segment disclosures.
The chief operating decision maker (CODM) for the Fund is Columbia Management Investment Advisers, LLC through its Investment Oversight Committee and Global Executive Group, which are responsible for assessing performance and making decisions about resource allocation. The CODM has determined that the Fund has a single operating segment because the CODM monitors the operating results of the Fund as a whole and the Fund’s long-term strategic asset allocation is pre-determined in accordance with the terms of its prospectus, based on a defined investment strategy which is executed by the Fund’s portfolio managers as a team. The financial information provided to and reviewed by the CODM is consistent with that presented within the Fund’s financial statements.
Security valuation
Equity securities listed on an exchange are valued at the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. Securities with a closing price not readily available or not listed on any exchange are valued at the mean between the closing bid and ask prices. Listed preferred stocks convertible into common stocks are valued using an evaluated price from a pricing service.

CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Foreign equity securities are valued based on the closing price or last trade price on their primary exchange at the close of business of the New York Stock Exchange. If any foreign equity security closing prices are not readily available, the securities are valued at the mean of the latest quoted bid and ask prices on such exchanges or markets. Foreign currency exchange rates are determined at the scheduled closing time of the New York Stock Exchange. Many securities markets and exchanges outside the U.S. close prior to the close of the New York Stock Exchange; therefore, the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the close of the New York Stock Exchange. In those situations, foreign securities will be fair valued pursuant to a policy approved by the Board of Trustees. Under the policy, the Fund may utilize a third-party pricing service to determine these fair values. The third-party pricing service takes into account multiple factors, including relevant general and sector indices, currency fluctuations, depositary receipts, and futures, as applicable, to determine a good faith estimate that reasonably reflects the current market conditions as of the close of the New York Stock Exchange. The fair value of a security is likely to be different from the quoted or published price, if available.
Investments in open-end investment companies (other than exchange-traded funds (ETFs)), are valued at the latest net asset value reported by those companies as of the valuation time.
Investments for which market quotations are not readily available, or that have quotations which management believes are not reflective of market value or reliable, are valued at fair value as determined in good faith under procedures approved by the Board of Trustees. If a security or class of securities (such as foreign securities) is valued at fair value, such value is likely to be different from the quoted or published price for the security, if available.
The determination of fair value often requires significant judgment. To determine fair value, management may use assumptions including but not limited to future cash flows and estimated risk premiums. Multiple inputs from various sources may be used to determine fair value.
GAAP requires disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category. This information is disclosed following the Fund’s Portfolio of Investments.
Foreign currency transactions and translations
The values of all assets and liabilities denominated in foreign currencies are generally translated into U.S. dollars at exchange rates determined at the close of regular trading on the New York Stock Exchange. Net realized and unrealized gains (losses) on foreign currency transactions and translations include gains (losses) arising from the fluctuation in exchange rates between trade and settlement dates on securities transactions, gains (losses) arising from the disposition of foreign currency and currency gains (losses) between the accrual and payment dates on dividends, interest income and foreign withholding taxes.
For financial statement purposes, the Fund does not distinguish that portion of gains (losses) on investments which is due to changes in foreign exchange rates from that which is due to changes in market prices of the investments. Such fluctuations are included with the net realized and unrealized gains (losses) on investments in the Statement of Operations.
Security transactions
Security transactions are accounted for on the trade date. Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.
Income recognition
Corporate actions and dividend income are generally recorded net of any non-reclaimable tax withholdings, on the ex-dividend date or upon receipt of an ex-dividend notification in the case of certain foreign securities.
The Fund may receive distributions from holdings in equity securities, business development companies (BDCs), exchange-traded funds (ETFs), limited partnerships (LPs), other regulated investment companies (RICs), and real estate investment trusts (REITs), which report information as to the tax character of their distributions annually. These distributions are allocated to dividend income, capital gain and return of capital based on actual information reported. Return of capital is recorded as a reduction of the cost basis of securities held. If the Fund no longer owns the applicable securities, return of
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
capital is recorded as a realized gain. With respect to REITs, to the extent actual information has not yet been reported, estimates for return of capital are made by Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). The Investment Manager’s estimates are subsequently adjusted when the actual character of the distributions is disclosed by the REITs, which could result in a proportionate change in return of capital to shareholders.
Awards from class action litigation are recorded as a reduction of cost basis if the Fund still owns the applicable securities on the payment date. If the Fund no longer owns the applicable securities on the payment date, the proceeds are recorded as realized gains.
Expenses
General expenses of the Trust are allocated to the Fund and other funds of the Trust based upon relative net assets or other expense allocation methodologies determined by the nature of the expense. Expenses directly attributable to the Fund are charged to the Fund. Expenses directly attributable to a specific class of shares are charged to that share class.
Determination of class net asset value
All income, expenses (other than class-specific expenses, which are charged to that share class, as shown in the Statement of Operations) and realized and unrealized gains (losses) are allocated to each class of the Fund on a daily basis, based on the relative net assets of each class, for purposes of determining the net asset value of each class.
Federal income tax status
The Fund is treated as a partnership for federal income tax purposes, and the Fund does not expect to make regular distributions. The Fund will not be subject to federal income tax, and therefore, there is no provision for federal income taxes. The partners of the Fund are subject to tax on their distributive share of the Fund’s income and loss. The Fund’s net assets are reported at the partner-level for federal income tax purposes.
Management of the Fund has concluded that there are no significant uncertain tax positions in the Fund that would require recognition in the financial statements. However, management’s conclusion may be subject to review and adjustment at a later date based on factors including, but not limited to, new tax laws, regulations, and administrative interpretations (including relevant court decisions). Generally, the Fund’s federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
Foreign taxes
The Fund may be subject to foreign taxes on income, gains on investments or currency repatriation, a portion of which may be recoverable. The Fund will accrue such taxes and recoveries, as applicable, based upon its current interpretation of tax rules and regulations that exist in the markets in which it invests.
Realized gains in certain countries may be subject to foreign taxes at the Fund level, based on statutory rates. The Fund accrues for such foreign taxes on realized and unrealized gains at the appropriate rate for each jurisdiction, as applicable. The amount, if any, is disclosed as a liability in the Statement of Assets and Liabilities.
Guarantees and indemnifications
Under the Trust’s organizational documents and, in some cases, by contract, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Trust or its funds. In addition, certain of the Fund’s contracts with its service providers contain general indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Fund cannot be determined, and the Fund has no historical basis for predicting the likelihood of any such claims.
Recent accounting pronouncements and regulatory updates
Accounting Standards Update 2023-09 Income Taxes (Topic 740)

CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
In December 2023, the FASB issued Accounting Standards Update No. 2023-09 Income Taxes (Topic 740) Improvements to Income Tax Disclosures. The amendments were issued to enhance the transparency and decision usefulness of income tax disclosures primarily related to rate reconciliation and income taxes paid information. The amendments are effective for annual periods beginning after December 15, 2024, with early adoption permitted. Management expects that the adoption of the amendments will not have a material impact on its financial statements.
Note 3. Fees and other transactions with affiliates
Management services fees
The Fund has entered into a Management Agreement with Columbia Management Investment Advisers, LLC (the Investment Manager), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial). Under the Management Agreement, the Investment Manager provides the Fund with investment research and advice, as well as administrative and accounting services. The Investment Manager is responsible for the ultimate oversight of investments made by the Fund. The Fund’s subadviser (see Subadvisory agreement below) has the primary responsibility for the day-to-day portfolio management of the Fund. The management services fee is an annual fee that is equal to a percentage of the Fund’s daily net assets that declines from 0.71% to 0.53% as the Fund’s net assets increase. The effective management services fee rate for the year ended December 31, 2024 was 0.68% of the Fund’s average daily net assets.
Subadvisory agreement
The Investment Manager has entered into a Subadvisory Agreement with T. Rowe Price Associates, Inc. to serve as the subadviser to the Fund. The Investment Manager compensates the subadviser to manage the investment of the Fund’s assets.
Compensation of Board members
Members of the Board of Trustees who are not officers or employees of the Investment Manager or Ameriprise Financial are compensated for their services to the Fund as disclosed in the Statement of Operations. Under a Deferred Compensation Plan (the Deferred Plan), these members of the Board of Trustees may elect to defer payment of up to 100% of their compensation. Deferred amounts are treated as though equivalent dollar amounts had been invested in shares of certain funds managed by the Investment Manager. The Fund’s liability for these amounts is adjusted for market value changes and remains in the Fund until distributed in accordance with the Deferred Plan. All amounts payable under the Deferred Plan constitute a general unsecured obligation of the Fund. The expense for the Deferred Plan, which includes Trustees’ fees deferred during the current period as well as any gains or losses on the Trustees’ deferred compensation balances as a result of market fluctuations, is included in "Deferred compensation of board members" in the Statement of Operations.
Compensation of Chief Compliance Officer
The Board of Trustees has appointed a Chief Compliance Officer for the Fund in accordance with federal securities regulations. As disclosed in the Statement of Operations, a portion of the Chief Compliance Officer’s total compensation is allocated to the Fund, along with other allocations to affiliated registered investment companies managed by the Investment Manager and its affiliates, based on relative net assets.
Service fees
The Fund has entered into a Shareholder Services Agreement with Columbia Management Investment Services Corp. (the Transfer Agent), an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial. Under this agreement, the Fund pays a service fee equal to the payments made by the Transfer Agent to Participating Insurance Companies and other financial intermediaries (together, Participating Organizations) for services each such Participating Organization provides to its clients, customers and participants that are invested directly or indirectly in the Fund, up to a cap approved by the Board of Trustees from time to time. The effective service fee rate for the year ended December 31, 2024 was 0.00% of the Fund’s average daily net assets.
The Transfer Agent may retain as compensation for its services revenues from fees for wire, telephone and redemption orders, account transcripts due the Transfer Agent from Fund shareholders and interest (net of bank charges) earned with respect to balances in accounts the Transfer Agent maintains in connection with its services to the Fund.
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Distribution and/or service fees
The Fund has an agreement with the Distributor, an affiliate of the Investment Manager and a wholly-owned subsidiary of Ameriprise Financial, for distribution services. Under a Plan and Agreement of Distribution, the Fund pays a fee at an annual rate of up to 0.25% of the Fund’s average daily net assets attributable to Class 2 shares. The Fund pays no distribution and service fees for Class 1 shares.
Expenses waived/reimbursed by the Investment Manager and its affiliates
The Investment Manager and certain of its affiliates have contractually agreed to waive fees and/or reimburse expenses (excluding certain fees and expenses described below) for the period(s) disclosed below, unless sooner terminated at the sole discretion of the Board of Trustees, so that the Fund’s net operating expenses, after giving effect to fees waived/expenses reimbursed and any balance credits and/or overdraft charges from the Fund’s custodian, do not exceed the following annual rate(s) as a percentage of the classes’ average daily net assets:
Fee rate(s) contractual through April 30, 2025 (%)
Class 1	0.71
Class 2	0.96
Under the agreement governing these fee waivers and/or expense reimbursement arrangements, the following fees and expenses are excluded from the waiver/reimbursement commitment, and therefore will be paid by the Fund, if applicable: taxes (including foreign transaction taxes), expenses associated with investments in affiliated and non-affiliated pooled investment vehicles (including mutual funds and exchange-traded funds), transaction costs and brokerage commissions, costs related to any securities lending program, dividend expenses associated with securities sold short, inverse floater program fees and expenses, transaction charges and interest on borrowed money, interest, costs associated with shareholder meetings, infrequent and/or unusual expenses and any other expenses the exclusion of which is specifically approved by the Board of Trustees. This agreement may be modified or amended only with approval from the Investment Manager, certain of its affiliates and the Fund. Any fees waived and/or expenses reimbursed under the expense reimbursement arrangements described above are not recoverable by the Investment Manager or its affiliates in future periods.
Note 4. Portfolio information
The cost of purchases and proceeds from sales of securities, excluding short-term investments and derivatives, if any, aggregated to $834,763,565 and $745,926,156, respectively, for the year ended December 31, 2024. The amount of purchase and sale activity impacts the portfolio turnover rate reported in the Financial Highlights.
Brokerage commissions paid to brokers affiliated with the Investment Manager of the Fund were $4,302 for the year ended December 31, 2024.
Note 5. Affiliated money market fund
The Fund invests in Columbia Short-Term Cash Fund, an affiliated money market fund established for the exclusive use by the Fund and other affiliated funds (the Affiliated MMF). The income earned by the Fund from such investments is included as Dividends - affiliated issuers in the Statement of Operations. As an investing fund, the Fund indirectly bears its proportionate share of the expenses of the Affiliated MMF. The Affiliated MMF prices its shares with a floating net asset value. The Securities and Exchange Commission has adopted amendments to money market fund rules requiring institutional prime money market funds like the Affiliated MMF to be subject to a discretionary liquidity fee of up to 2% if the imposition of such a fee is determined to be in the best interest of the Affiliated MMF and to a mandatory liquidity fee if daily net redemptions exceed 5% of net assets.

CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
Note 6. Interfund lending
Pursuant to an exemptive order granted by the Securities and Exchange Commission, the Fund participates in a program (the Interfund Program) allowing each participating Columbia Fund (each, a Participating Fund) to lend money directly to and, except for closed-end funds and money market funds, borrow money directly from other Participating Funds for temporary purposes. The amounts eligible for borrowing and lending under the Interfund Program are subject to certain restrictions.
Interfund loans are subject to the risk that the borrowing fund could be unable to repay the loan when due, and a delay in repayment to the lending fund could result in lost opportunities and/or additional lending costs. The exemptive order is subject to conditions intended to mitigate conflicts of interest arising from the Investment Manager’s relationship with each Participating Fund.
The Fund’s activity in the Interfund Program during the year ended December 31, 2024 was as follows:
Borrower or lender	Average loan balance ($)	Weighted average interest rate (%)	Number of days with outstanding loans
Borrower	1,500,000	5.86	1
Lender	400,000	5.14	1
Interest income earned and interest expense incurred by the Fund are recorded as Interfund lending and Interest on interfund lending, respectively, in the Statement of Operations. The Fund had no outstanding interfund loans at December 31, 2024.
Note 7. Line of credit
The Fund has access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. whereby the Fund may borrow for the temporary funding of shareholder redemptions or for other temporary or emergency purposes. Pursuant to an October 24, 2024 amendment and restatement, the credit facility, which is an agreement between the Fund and certain other funds managed by the Investment Manager or an affiliated investment manager, severally and not jointly, permits aggregate borrowings up to $900 million. Interest is currently charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case. Each borrowing under the credit facility matures no later than 60 days after the date of borrowing. The Fund also pays a commitment fee equal to its pro rata share of the unused amount of the credit facility at a rate of 0.15% per annum. The commitment fee is included in other expenses in the Statement of Operations. This agreement expires annually in October unless extended or renewed. Prior to the October 24, 2024 amendment and restatement, the Fund had access to a revolving credit facility with a syndicate of banks led by JPMorgan Chase Bank, N.A., Citibank, N.A. and Wells Fargo Bank, N.A. which permitted collective borrowings up to $900 million. Interest was charged to each participating fund based on its borrowings at a rate equal to the higher of (i) the federal funds effective rate, (ii) the secured overnight financing rate plus 0.10% and (iii) the overnight bank funding rate, plus 1.00% in each case.
The Fund had no borrowings during the year ended December 31, 2024.
Note 8. Significant risks
Financials sector risk
The Fund is vulnerable to the particular risks that may affect companies in the financials sector. Companies in the financials sector are subject to certain risks, including the risk of regulatory change, decreased liquidity in credit markets and unstable interest rates. Such companies may have concentrated portfolios, such as a high level of loans to one or more industries or sectors, which makes them vulnerable to economic conditions that affect such industries or sectors. Performance of such companies may be affected by competitive pressures and exposure to investments, agreements and counterparties, including credit products that, under certain circumstances, may lead to losses (e.g., subprime loans). Companies in the
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

Notes to Financial Statements (continued)
December 31, 2024
financials sector are subject to extensive governmental regulation that may limit the amount and types of loans and other financial commitments they can make, and interest rates and fees that they may charge. In addition, profitability of such companies is largely dependent upon the availability and the cost of capital.
Market risk
The Fund may incur losses due to declines in the value of one or more securities in which it invests. These declines may be due to factors affecting a particular issuer, or the result of, among other things, political, regulatory, market, economic or social developments affecting the relevant market(s) more generally. In addition, turbulence in financial markets and reduced liquidity in equity, credit and/or fixed income markets may negatively affect many issuers, which could adversely affect the Fund’s ability to price or value hard-to-value assets in thinly traded and closed markets and could cause significant redemptions and operational challenges. Global economies and financial markets are increasingly interconnected, and conditions and events in one country, region or financial market may adversely impact issuers in a different country, region or financial market. These risks may be magnified if certain events or developments adversely interrupt the global supply chain; in these and other circumstances, such risks might affect companies worldwide. As a result, local, regional or global events such as terrorism, war, other conflicts, natural disasters, disease/virus outbreaks and epidemics or other public health issues, recessions, depressions or other events – or the potential for such events – could have a significant negative impact on global economic and market conditions.
Shareholder concentration risk
At December 31, 2024, affiliated shareholders of record owned 100.0% of the outstanding shares of the Fund in one or more accounts. Fund shares sold to or redeemed by concentrated accounts may have a significant effect on the operations of the Fund. In the case of a large redemption, the Fund may be forced to sell investments at inopportune times, including its liquid positions, which may result in Fund losses and the Fund holding a higher percentage of less liquid positions. Large redemptions could result in decreased economies of scale and increased operating expenses for non-redeeming Fund shareholders.
Note 9. Subsequent events
Management has evaluated the events and transactions that have occurred through the date the financial statements were issued and noted no items requiring adjustment of the financial statements or additional disclosure.
Note 10. Information regarding pending and settled legal proceedings
Ameriprise Financial and certain of its affiliates are involved, in the normal course of business, in legal proceedings that include regulatory inquiries, arbitration and litigation (including class actions) concerning matters arising in connection with the conduct of their activities as part of a diversified financial services firm. Ameriprise Financial believes that the Fund is not currently the subject of, and that neither Ameriprise Financial nor any of its affiliates are the subject of, any pending legal, arbitration or regulatory proceedings that are likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund. Ameriprise Financial is required to make quarterly (10-Q), annual (10-K) and, as necessary, 8-K filings with the Securities and Exchange Commission (SEC) on legal and regulatory matters that relate to Ameriprise Financial and its affiliates. Copies of these filings may be obtained by accessing the SEC website at www.sec.gov.
There can be no assurance that these matters, or the adverse publicity associated with them, will not result in increased Fund redemptions, reduced sale of Fund shares or other adverse consequences to the Fund. Further, although we believe proceedings are not likely to have a material adverse effect on the Fund or the ability of Ameriprise Financial or its affiliates to perform under their contracts with the Fund, these proceedings are subject to uncertainties and, as such, we are unable to estimate the possible loss or range of loss that may result. An adverse outcome in one or more of these proceedings could result in adverse judgments, settlements, fines, penalties or other relief that could have a material adverse effect on the consolidated financial condition or results of operations of Ameriprise Financial or one or more of its affiliates that provide services to the Fund.

CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

Report of Independent Registered Public Accounting Firm
To the Board of Trustees of Columbia Funds Variable Series Trust II and Shareholders of CTIVP – T. Rowe Price Large Cap Value Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of CTIVP – T. Rowe Price Large Cap Value Fund (one of the funds constituting Columbia Funds Variable Series Trust II, referred to hereafter as the "Fund") as of December 31, 2024, the related statement of operations for the year ended December 31, 2024, the statement of changes in net assets for each of the two years in the period ended December 31, 2024, including the related notes, and the financial highlights for each of the five years in the period ended December 31, 2024 (collectively referred to as the "financial statements"). In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2024, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2024 and the financial highlights for each of the five years in the period ended December 31, 2024 in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2024 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/PricewaterhouseCoopers LLP
Minneapolis, Minnesota
February 21, 2025
We have served as the auditor of one or more investment companies within the Columbia Funds Complex since 1977.
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

 Approval of Subadvisory Agreement Amendment
(Unaudited)
Columbia Management Investment Advisers, LLC (the Investment Manager, and together with its domestic and global affiliates, Columbia Threadneedle Investments), a wholly-owned subsidiary of Ameriprise Financial, Inc. (Ameriprise Financial), serves as the investment manager to CTIVP® – T. Rowe Price Large Cap Value Fund (the Fund). Under a management agreement (the Management Agreement), the Investment Manager provides investment advice and other services to the Fund and other funds distributed by Columbia Management Investment Distributors, Inc. (collectively, the Funds). In addition, under a subadvisory agreement (the Subadvisory Agreement) between the Investment Manager and T. Rowe Price Associates, Inc. (the Subadviser), the Subadviser provides portfolio management and related services for the Fund. At their meeting on November 15, 2024, the Fund’s Board of Trustees (the Board), including the independent Board members (the Independent Trustees), approved an amendment to the Subadvisory Agreement for the purpose of reducing the fees payable thereunder by the Investment Manager to the Subadviser.
The Independent Trustees considered how the amendment to the Subadvisory Agreement would reduce the subadvisory fee rate paid to the Subadviser by the Investment Manager under the current Subadvisory Agreement. The Independent Trustees also considered that the Investment Manager had confirmed that there would not be any change to the nature or quality of the subadvisory services provided as a result of entering into the amendment, and that the Subadvisory Agreement, as amended, was substantially identical to the subadvisory agreement currently in place except for the reduced fee. The Independent Trustees reviewed the performance of the Fund as well as the level of management fees and total expenses paid by the Fund and their comparison to their peers. The Independent Trustees noted that no management fees were proposed to change and that the level of services provided by each of the Investment Manager and the Subadviser was also not proposed to change. The Independent Trustees also noted that the Board, as part of the 2025 15(c) process, would continue to review the reasonableness of each Fund’s management fee, including taking into account the reduced subadvisory fee levels.
The Independent Trustees noted the discussion, which is described below, relating to the renewal and approval of the advisory and subadvisory agreements for the Fund at the Contracts Committee and Board meetings in June 2024 (the June Meeting) and, in that connection, the discussion by independent legal counsel of the Board’s responsibilities pursuant to Sections 15(c) and 36(b) of the 1940 Act and the factors that should be considered in determining whether to approve or renew an investment management agreement. The Independent Trustees considered that they should apply these factors in considering the amendment to the Subadvisory Agreement. The Independent Trustees also considered that they should take into account the variety of written materials and oral presentations they received at their meetings in November 2024 as well as all of the information previously considered at the June Meeting regarding the proposed 15(c) renewal of the existing Funds’ advisory and subadvisory agreements.
After considering the factors described above relating to the amendment of the Subadvisory Agreement, and taking into account all of the factors considered, as described below, as part of the approval of the continuance of the fund’s current Subadvisory Agreement in June 2024, the Board, including all of the Independent Trustees, approved the proposed amendment to the Subadvisory Agreement.
General conclusions in connection with the Trustees’ previous approval of the continuance of the fund’s existing advisory agreements
On an annual basis, the Board, including the Independent Trustees, considers renewal of the Management Agreement and the Subadvisory Agreement (together, the Advisory Agreements).  The Investment Manager prepared detailed reports for the Board and its Contracts Committee (including its Contracts Subcommittee) in March, April, May and June 2024, including reports providing the results of analyses performed by a third-party data provider, Broadridge Financial Solutions, Inc. (Broadridge), and comprehensive responses by the Investment Manager to written requests for information by independent legal counsel to the Independent Trustees (Independent Legal Counsel), to assist the Board in making this determination.  In addition, throughout the year, the Board (or its committees or subcommittees) regularly meets with portfolio management teams and senior management personnel and reviews information prepared by the Investment Manager addressing the services the Investment Manager provides and Fund performance.  The Board also accords appropriate weight to the work, deliberations and conclusions of the various committees (including their subcommittees), such as the Contracts Committee, the Investment Review Committee, the Audit Committee and the Compliance Committee in determining whether to continue the Advisory Agreements.

CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

Approval of Subadvisory Agreement Amendment (continued)
(Unaudited)
(Unaudited)
The Board, at its June 27, 2024 Board meeting, considered the renewal of each of the Advisory Agreements for additional one-year terms.  At the June Meeting, Independent Legal Counsel reviewed with the Independent Trustees various factors relevant to the Board’s consideration of advisory and subadvisory agreements and the Board’s legal responsibilities related to such consideration.  The Independent Trustees considered such information as they, their legal counsel or the Investment Manager believed reasonably necessary to evaluate and to approve the continuation of each of the Advisory Agreements.  Among other things, the information and factors considered included the following:
•
Information on the investment performance of the Fund relative to the performance of a group of mutual funds determined to be comparable to the Fund by Broadridge, as well as performance relative to one or more benchmarks;
•
Information on the Fund’s management fees and total expenses, including information comparing the Fund’s expenses to those of a group of comparable mutual funds, as determined by Broadridge;
•
The Investment Manager’s agreement to contractually limit or cap total operating expenses for the Fund so that total operating expenses (excluding certain fees and expenses, such as transaction costs and certain other investment related expenses, interest, taxes, acquired fund fees and expenses and infrequent and/or unusual expenses) would not exceed a specified annual rate, as a percentage of the Fund’s net assets;
•
Terms of the Advisory Agreements;
•
Subadvisory fees payable by the Investment Manager under the Subadvisory Agreement;
•
Descriptions of other agreements and arrangements with affiliates of the Investment Manager relating to the operations of the Fund, including agreements with respect to the provision of transfer agency and shareholder services to the Fund;
•
Descriptions of various services performed by the Investment Manager and the Subadviser under the Advisory Agreements, including portfolio management and portfolio trading practices;
•
Information regarding any recently negotiated management fees of similarly-managed portfolios of other institutional clients of the Investment Manager;
•
Information regarding the resources of the Investment Manager and the Subadviser, including information regarding senior management, portfolio managers and other personnel;
•
Information regarding the capabilities of the Investment Manager with respect to compliance monitoring services;
•
The profitability to the Investment Manager and its affiliates from their relationships with the Fund; and
•
Report provided by the Board’s independent fee consultant, JDL Consultants, LLC (JDL).
Following an analysis and discussion of the foregoing, and the factors identified below, the Board, including all of the Independent Trustees, approved the renewal of the Management Agreement and the Subadvisory Agreement.
Nature, extent and quality of services provided by the Investment Manager and the Subadviser
The Board analyzed various reports and presentations it had received detailing the services performed by the Investment Manager and the Subadviser, as well as their history, expertise, resources and relative capabilities, and the qualifications of their personnel.
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

Approval of Subadvisory Agreement Amendment (continued)
(Unaudited)
(Unaudited)
The Board specifically considered the many developments during recent years concerning the services provided by the Investment Manager, including, in particular, detailed information regarding the process employed for selecting and overseeing affiliated and unaffiliated subadvisers.  With respect to the Investment Manager, the Board also noted the organization and depth of the equity and credit research departments. The Board further observed the enhancements to the investment risk management department’s processes, systems and oversight over the past several years.  The Board also took into account the broad scope of services provided by the Investment Manager to each subadvised Fund, including, among other services, investment, risk and compliance oversight.  The Board also took into account the information it received concerning the Investment Manager’s ability to attract and retain key portfolio management personnel and that it has sufficient resources to provide competitive and adequate compensation to investment personnel.
In connection with the Board’s evaluation of the overall package of services provided by the Investment Manager, the Board also considered the nature, quality and range of administrative services provided to the Fund by the Investment Manager, as well as the achievements in 2023 in the performance of administrative services, and noted the various enhancements anticipated for 2024.  In evaluating the quality of services provided under the Advisory Agreements, the Board also took into account the organization and strength of the Fund’s and its service providers’ compliance programs.  The Board also reviewed the financial condition of the Investment Manager and its affiliates and each entity’s ability to carry out its responsibilities under the Management Agreement and the Fund’s other service agreements.
In addition, the Board discussed the acceptability of the terms of the Management Agreement (including the relatively broad scope of services required to be performed by the Investment Manager in addition to monitoring the Subadviser), noting that no changes were proposed from the forms of agreements previously approved. The Board also noted the wide array of legal and compliance services provided to the Fund under the Management Agreement.
The Board considered the Subadviser’s organizational strength and resources, portfolio management team depth and capabilities and investment process.  The Board also considered the Subadviser’s capability and wherewithal to carry out its responsibilities under the Subadvisory Agreement.  In addition, the Board discussed the acceptability of the terms of the Subadvisory Agreement, including the scope of services required to be performed.  The Board noted that the terms of the Subadvisory Agreement are generally consistent with the terms of other subadvisory agreements for subadvisers who manage other funds managed by the Investment Manager.  It was observed that no changes were recommended to the Subadvisory Agreement. The Board took into account the Investment Manager’s representation that the Subadviser was in a position to provide quality services to the Fund. In this regard, the Board further observed the various services provided by the Investment Manager’s subadvisory oversight team.
After reviewing these and related factors (including investment performance as discussed below), the Board concluded, within the context of their overall conclusions, that the nature, extent and quality of the services provided to the Fund under the Advisory Agreements supported the continuation of the Management Agreement and the Subadvisory Agreement.
Investment performance
The Board carefully reviewed the investment performance of the Fund, including detailed reports providing the results of analyses performed by each of the Investment Manager, Broadridge and JDL collectively showing, for various periods (including since manager inception):  (i) the performance of the Fund, (ii) the Fund’s performance relative to peers and benchmarks and (iii) the net assets of the Fund. The Board observed that Fund performance was well within the range of that of its peers.
Additionally, the Board reviewed the performance of the Subadviser and the Investment Manager’s process for monitoring the Subadviser’s performance.  The Board considered, in particular, management’s rationale for recommending the continued retention of the Subadviser and management’s representations that the Investment Manager’s profitability is not the key factor driving their recommendation to select, renew or terminate the Subadviser.

CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

Approval of Subadvisory Agreement Amendment (continued)
(Unaudited)
(Unaudited)
The Board also reviewed a description of the third-party data provider’s methodology for identifying the Fund’s peer groups for purposes of performance and expense comparisons.
The Board also considered the Investment Manager’s and Subadviser’s performance and reputation generally, and the Investment Manager’s evaluation of the Subadviser’s contribution to the Fund’s investment mandate. After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the performance of the Fund, the Investment Manager and the Subadviser, in light of other considerations, supported the continuation of the Management Agreement and the Subadvisory Agreement.
Comparative fees, costs of services provided and the profits realized by the Investment Manager and its affiliates from their relationships with the Fund
The Board reviewed comparative fees and the costs of services provided under each of the Advisory Agreements.  The Board members considered detailed comparative information set forth in an annual report on fees and expenses, including, among other things, data (based on analyses conducted by Broadridge and JDL) showing a comparison of the Fund’s expenses with median expenses paid by funds in its comparative peer universe, as well as data showing the Fund’s contribution to the Investment Manager’s profitability.
The Board considered the reports of JDL, which assisted in the Board’s analysis of the Funds’ performance and expenses and the reasonableness of the Funds’ fee rates.  The Board accorded particular weight to the notion that a primary objective of the level of fees is to achieve a rational pricing model applied consistently across the various product lines in the Fund family, while assuring that the overall fees for each Fund (with certain exceptions) are generally in line with the current “pricing philosophy” such that Fund total expense ratios, in general, approximate or are lower than the median expense ratios of funds in the same Lipper comparison universe. The Board took into account that the Fund’s total expense ratio (after considering proposed expense caps/waivers) approximated the peer universe’s median expense ratio.
Additionally, the Board reviewed the level of subadvisory fees paid to the Subadviser, noting that the fees are paid by the Investment Manager and do not impact the fees paid by the Fund. The Board also reviewed advisory fee rates charged by other comparable mutual funds employing the Subadviser to provide comparable subadvisory services.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the levels of management fees, subadvisory fees and expenses of the Fund, in light of other considerations, supported the continuation of each of the Management Agreement and the Subadvisory Agreement.
The Board also considered the profitability of the Investment Manager and its affiliates in connection with the Investment Manager providing management services to the Fund. Because the Subadvisory Agreement was negotiated at arms-length by the Investment Manager, which is responsible for payments to the Subadviser thereunder, the Board did not consider the profitability to the Subadviser from its relationship with the Fund.  With respect to the profitability of the Investment Manager and its affiliates, the Independent Trustees referred to information discussing the profitability to the Investment Manager and Ameriprise Financial from managing, operating and distributing the Funds.  The Board considered that the profitability generated by the Investment Manager in 2023 had declined from 2022 levels, due to a variety of factors, including the decreased assets under management of the Funds.  It also took into account the indirect economic benefits flowing to the Investment Manager or its affiliates in connection with managing or distributing the Funds, such as the enhanced ability to offer various other financial products to Ameriprise Financial customers, soft dollar benefits and overall reputational advantages.  The Board noted that the fees paid by the Fund should permit the Investment Manager to offer competitive compensation to its personnel, make necessary investments in its business and earn an appropriate profit.  After reviewing these and related factors, the Board concluded, within the context of their overall conclusions, that the costs of services provided and the profitability to the Investment Manager and its affiliates from their relationships with the Fund supported the continuation of the Management Agreement and the Subadvisory Agreement.
CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

Approval of Subadvisory Agreement Amendment (continued)
(Unaudited)
(Unaudited)
Economies of scale
The Board considered the potential existence of economies of scale in the provision by the Investment Manager of services to the Fund, and whether those economies of scale were shared with the Fund through breakpoints in investment management fees or other means, such as expense limitation arrangements and additional investments by the Investment Manager in investment, trading, compliance and other resources.  The Board considered the economies of scale that might be realized as the Fund’s net asset level grows and took note of the extent to which Fund shareholders might also benefit from such growth.  In this regard, the Board took into account that management fees decline as Fund assets exceed various breakpoints, all of which have not been surpassed. The Board observed that the Management Agreement thus provides for breakpoints in the management fee rate schedule that allow opportunities for shareholders to realize lower fees as Fund assets grow and that there are additional opportunities through other means for sharing economies of scale with shareholders. The Board also noted that the breakpoints in the Subadvisory Agreement did not occur at the same levels as the breakpoints in the Management Agreement.  In this regard, the Board noted the potential challenges of seeking to tailor the Management Agreement breakpoints to those of a subadvisory agreement in this context.
Conclusion
The Board reviewed all of the above considerations in reaching its decision to approve the continuation of the Management Agreement and the Subadvisory Agreement.  In reaching its conclusions, no single factor was determinative.
On June 27, 2024, the Board, including all of the Independent Trustees, determined that fees payable under each of the Advisory Agreements were fair and reasonable in light of the extent and quality of services provided and approved the renewal of each of the Advisory Agreements.

CTIVP® – T. Rowe Price Large Cap Value Fund  | 2024

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CTIVP® – T. Rowe Price Large Cap Value Fund
P.O. Box 219104
Kansas City, MO 64121-9104

Please read and consider the investment objectives, risks, charges and expenses for any fund carefully before investing. For Fund and other investment product prospectuses, which contain this and other important information, contact your financial advisor or insurance representative. Please read the prospectus carefully before you invest. The Fund is distributed by Columbia Management Investment Distributors, Inc., member FINRA, and managed by Columbia Management Investment Advisers, LLC.
Columbia Threadneedle Investments (Columbia Threadneedle) is the global brand name of the Columbia and Threadneedle group of companies. All rights reserved. Columbia Management Investment Distributors, Inc., 290 Congress Street, Boston, MA 02210
© 2025 Columbia Management Investment Advisers, LLC.
ANN7036_12_D01_(02/25)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The fees and expenses of the independent trustees are included in "Compensation of board members" and "Deferred compensation of board members" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.  Additionally, the compensation paid by the Trust to the Chief Compliance Officer is included in "Compensation of chief compliance officer" on each Fund's Statement of Operations as part of the Registrant's financial statements filed under Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Statement regarding basis for approval of Investment Advisory Contract is included in Item 7 of this Form N-CSR.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors implemented since the registrant last provided disclosure as to such procedures in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K or Item 15 of Form N-CSR.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-CSR is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b) There was no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1) Code of ethics required to be disclosed under Item 2 of Form N-CSR attached hereto as Exhibit 99.CODE ETH.

(a)(2) Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

(b) Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)	Columbia Funds Variable Series Trust II

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	October 23, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, President and Principal Executive Officer

Date	October 23, 2025

By (Signature and Title)	/s/ Charles H. Chiesa
Charles H. Chiesa, Treasurer, Chief Financial Officer, Chief Accounting
Officer and Principal Financial Officer

Date	October 23, 2025